MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 13,861
Unrealized gain (loss)	(10,532)	$ (2,024)
Equity securities, ending balance	3,329
Dividends	$ 450